Note 8 - Right to Use Assets and Lease Liability - Summary Right to Use Assets (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Office lease	$ 165,096
Less accumulated amortization	(36,479)
Right-to-use assets, net	$ 128,617